Derivative Financial Instruments and Hedging (Tables)	9 Months Ended
Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Effect of Components Excluded From the Assessment of Hedge Effectiveness on the Consolidated Statements of Income
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2021 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,072)	¥6	¥0
Options held/written and other	0	0	22
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2021 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(375)	¥4	¥0
Options held/written and other	0	0	8
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2022 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥422,938	¥1,147	—	—	—
Installment Loans	28,836	55	—	—	—
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(7,104)	¥17	¥0
Options held/written and other	0	0	41
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2022 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(5,630)	¥3	¥0
Options held/written and other	0	0	14
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at December 31, 2022 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥443,892	¥(1,553)	—	¥0	¥0
Installment Loans	13,977	1	—	0	0

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2022 and December 31, 2022 are as follows.
March 31, 2022

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥511,224	¥9,570	Other Assets	¥8,170	Other Liabilities

Options held/written and other	847	11	Other Assets	0	—

Futures, foreign exchange contracts	944,282	445	Other Assets	51,953	Other Liabilities

Foreign currency swap agreements	78,445	126	Other Assets	4,518	Other Liabilities

Foreign currency long-term debt	690,381	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥432	¥0	—	¥12	Other Liabilities

Options held/written and other	794,774	25,653	Other Assets	21,562	Other Liabilities

Futures, foreign exchange contracts *	725,685	15,561	Other Assets	19,490	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥15,088 million and foreign exchange contracts of ¥7,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥79 million and ¥57 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,325 million and ¥378 million at March 31, 2022, respectively.

December 31, 2022

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥495,902	¥25,840	Other Assets	¥1,384	Other Liabilities

Options held/written and other	791	18	Other Assets	0	—

Futures, foreign exchange contracts	996,909	31,829	Other Assets	11,029	Other Liabilities

Foreign currency swap agreements	100,321	561	Other Assets	4,070	Other Liabilities

Foreign currency long-term debt	740,123	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥425	¥0	—	¥5	Other Liabilities

Options held/written and other	571,465	39,592	Other Assets	36,858	Other Liabilities

Futures, foreign exchange contracts *	691,570	21,953	Other Assets	6,425	Other Liabilities

Credit derivatives written	1,000	0	—	4	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥16,309 million and foreign exchange contracts of ¥5,305 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at December 31, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥416 million and ¥308 million and derivative liabilities include fair value of futures and foreign exchange contracts before offsetting of ¥2 million and ¥15 million at December 31, 2022, respectively.

Credit Derivatives
The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of December 31, 2022 are as follows and there are no credit derivatives written as of March 31, 2022.

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying refence company *	¥1,000	Less than five years	¥(4)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of December 31, 2022.

Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥4,541	¥1,338	¥0
Foreign exchange contracts	(311)	(269)	516
Foreign currency swap agreements	1,360	413	(281)

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥27,068	¥134	¥0
Foreign exchange contracts	(177)	(896)	896
Foreign currency swap agreements	1,385	563	(2,079)

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥3,391	¥796	¥0
Foreign exchange contracts	(140)	(215)	338
Foreign currency swap agreements	1,927	123	(1,740)

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥4,562	¥(23)	¥0
Foreign exchange contracts	(5)	(913)	749
Foreign currency swap agreements	1,930	261	(3,341)

Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥127	¥0	¥(17)	¥0
Foreign exchange contracts	(13,879)	132	13,861	(46)

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥2,934	¥0	¥(2,815)	¥0
Foreign exchange contracts	(39,442)	(231)	39,513	178

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥1,048	¥0	¥(1,048)	¥0
Foreign exchange contracts	(9,252)	34	9,194	29

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(239)	¥0	¥243	¥0
Foreign exchange contracts	39,225	218	(39,304)	(221)

Hedges of net investment in foreign operations
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(7,127)	¥(104)	¥1,147	¥5
Borrowings and bonds in foreign currencies	(22,868)	0	0	0

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(13,498)	¥(7,309)	¥4,218	¥(252)
Borrowings and bonds in foreign currencies	(60,048)	0	0	0

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense
Foreign exchange contracts	¥(6,583)	¥358
Borrowings and bonds in foreign currencies	(16,469)	0

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense
Foreign exchange contracts	¥11,097	¥(7,360)	¥2,262
Borrowings and bonds in foreign currencies	62,691	0	0

Nondesignated
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥4	¥(21)
Futures	(1,206)	0	1,401
Foreign exchange contracts	8,486	950	13,484
Credit derivatives held	0	0	(1)
Options held/written and other	0	0	(1,267)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2021 (see Note 17 “Life Insurance Operations”).

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥4	¥(209)
Futures	200	0	(2,455)
Foreign exchange contracts	18,223	3,075	45,954
Credit derivatives written	0	0	4
Options held/written and other	0	0	2,021

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2022 (see Note 17 “Life Insurance Operations”).

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥1	¥0
Futures	(83)	0	668
Foreign exchange contracts	4,740	232	11,069
Options held/written and other	0	0	(2,026)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2021 (see Note 17 “Life Insurance Operations”).

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥1	¥(70)
Futures	(652)	0	1,650
Foreign exchange contracts	(16,249)	1,125	(5,635)
Credit derivatives written	0	0	0
Options held/written and other	0	0	2,907

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2022 (see Note 17 “Life Insurance Operations”).